File Number:
85-5003
For the reporting period ended December 31, 2002

03054128

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM TA-2

FORM FOR REPORTING ACTIVITIES OF TRANSFER AGENTS REGISTERED PURSUANT TO SECTION 17A OF THE SECURITIES EXCHANGE ACT OF 1934

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAR 2 4 2003
DIVISION OF MARKET REGULATION

1. Full name of Registrant as stated in Question 3 of Form TA-1:
(Do not use Form TA-2 to change name or address.)

State Street Bank and Trust Company

2. a. During the reporting period, has the Registrant engaged a service company to perform any of its transfer agent functions? (Check appropriate box.)

☐ All ☒ Some ☐ None

b. If the answer to subsection (a) is all or some, provide the name(s) and transfer agent file number(s) of all service company(ies) engaged:

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):
DST Systems, Inc	84-00448
Boston Financial Data Services	84-00896
National Financial Data Services	84-01078
EquiServ Limited Partnership	84-05601
Kemper Service Company	84-01713

PROCESSED
APR 10 2003
THOMSON FINANCIAL

c. During the reporting period, has the Registrant been engaged as a service company by a named transfer agent to perform transfer agent functions?

☒ Yes ☐ No

d. If the answer to subsection (c) is yes, provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions: (If more room is required, please complete and attach the Supplement to Form TA-2.)

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):
Frank Russell Investment Management Company	84-01626
Goldman Sachs Company	84-01100
Morgan Guaranty Trust Company, NY	84-05177
Phoenix Equity Planning Corp	84-05491

SEC 2113 (12-00)

3. a. Registrant's appropriate regulatory agency (ARA): (Check one box only.)
   - [ ] Comptroller of the Currency
   - [ ] Federal Deposit Insurance Corporation
   - [X] Board of Governors of the Federal Reserve System
   - [ ] Securities and Exchange Commission

   b. During the reporting period, has the Registrant amended Form TA-1 within 60 calendar days following the date on which information reported therein became inaccurate, incomplete, or misleading? (Check appropriate box.)

   - [X] Yes, filed amendment(s)
   - [ ] No, failed to file amendment(s)
   - [ ] Not applicable

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAR 2 4 2003
DIVISION OF MARKET REGULATION

   c. If the answer to subsection (b) is no, provide an explanation:

____

____

____

____

If the response to any of questions 4-11 below is none or zero, enter "0."

4. Number of items received for transfer during the reporting period: 17091

5. a. Total number of individual securityholder accounts, including accounts in the Direct Registration System (DRS), dividend reinvestment plans and/or direct purchase plans as of December 31: 271,379

   b. Number of individual securityholder dividend reinvestment plan and/or direct purchase plan accounts as of December 31: 0

   c. Number of individual securityholder DRS accounts as of December 31: 0

   d. Approximate percentage of individual securityholder accounts from subsection (a) in the following categories as of December 31:

Corporate Equity Securities	Corporate Debt Securities	Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
.05	15.19	1.57	.18	63.02	19.98

6. Number of securities issues for which Registrant acted in the following capacities, as of December 31:

	Corporate Securities		Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
	Equity	Debt				
a. Receives items for transfer and maintains the master securityholder files:	68	8331	242	44	53255	12950
b. Receives items for transfer but does not maintain the master securityholder files:			162			
c. Does not receive items for transfer but maintains the master securityholder files:						

7. Scope of certain additional types of activities performed:
   a. Number of issues for which dividend reinvestment plan and/or direct purchase plan services were provided, as of December 31: 0
   b. Number of issues for which DRS services were provided, as of December 31: 0
   c. Dividend disbursement and interest paying agent activities conducted during the reporting period:
      i. number of issues 69,126
      ii. amount (in dollars) .... ~~32,132,707~~,614.

8. a. Number and aggregate market value of securities aged record differences, existing for more than 30 days, as of December 31:

		Prior Transfer Agent(s) (If applicable)	Current Transfer Agent
i. Number of issues	0		
ii. Market value (in dollars)	0		

   b. Number of quarterly reports regarding buy-ins filed by the Registrant with its ARA (including the SEC) during the reporting period pursuant to Rule 17Ad-11(c)(2): 0

   c. During the reporting period, did the Registrant file all quarterly reports regarding buy-ins with its ARA (including the SEC) required by Rule 17Ad-11(c)(2)?

      ☐ Yes ☐ No

   d. If the answers to subsection (c) is no, provide an explanation for each failure to file:

      N/A

9. a. During the reporting period, has the Registrant always been in compliance with the turnaround time for routine items as set forth in Rule 17Ad-2?

      ☒ Yes ☐ No

If the answer to subsection (a) is no, complete subsections (i) through (ii).

   i. Provide the number of months during the reporting period in which the Registrant was **not** in compliance with the turnaround time for routine items according to Rule 17Ad-2. .... ______

   ii. Provide the number of written notices Registrant filed during the reporting period with the SEC and with its ARA that reported its noncompliance with turnaround time for routine items according to Rule 17Ad-2. 0

10. Number of open-end investment company securities purchases and redemptions (transactions) excluding dividend, interest and distribution postings, and address changes processed during the reporting period:
   a. Total number of transactions processed: 1,276,230
   b. Number of transactions processed on a date other than date of receipt of order (as ofs): 1,340

11. a. During the reporting period, provide the date of all database searches conducted for lost securityholder accounts listed on the transfer agent's master securityholder files, the number of lost securityholder accounts for which a database search has been conducted, and the number of lost securityholder accounts for which a different address has been obtained as a result of a database search:

Date of Database Search	Number of Lost Securityholder Accounts Submitted for Database Search	Number of Different Addresses Obtained from Database Search
1/9/2002	105	13
4/8/2002	171	33
7/8/2002	141	39
10/15/2002	69	20

b. Number of lost securityholder accounts that have been remitted to states during the reporting period: 247

SIGNATURE: The Registrant submitting this Form, and the person signing the Form, hereby represent that all the information contained in the Form is true, correct, and complete.

Manual signature of Official responsible for Form:	Title:
1. 2.	1. Vice President 2. Assistant Vice President Telephone number: 1. 617 985-7183 2. 617 985-0241
Name of Official responsible for Form: (First name, Middle name, Last name) 1. Kelly K Powers 2. John M King	Date signed (Month/Day/Year): 3/20/03

File Number 85-5003	Supplement to Form TA-2
For the reporting period ended December 31, 2002	Full Name of Registrant State Street Bank and Trust Company

Use this schedule to provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions:

Name(s):	File No. (beginning with 84- or 85-):
SEI Financial Management	84-01318
State Street Bank and Trust Company, California, N.A.	85-11338
State Street Bank and Trust Company or Connecticut, N.A.	85-11346
State Street Bank and Trust Company N.A. (New York)	85-11329
U.S. Bank National Association	00-01743
Fremont Investment Advisors, Inc.	84-01761
CDC IXIS Asset Management Services, Inc.	84-05731

STATE STREET.
Serving Institutional Investors Worldwide™

One Heritage Drive
North Quincy,MA 02171

March 21, 2003

Securities and Exchange Commission
450 5th Street N.W.
Washington, D.C. 20549-0013

Re: Year 2002 TA-2 filings

Ms Bucci:

Enclosed please find TA-2 filings for year 2002 for the following entities:

Registrant	File Number:
State Street Bank and Trust Company	85-5003
State Street Bank and Trust Company N.A. (New York)	85-11329
State Street Bank and Trust Company of Connecticut, N.A.	85-11346
State Street Bank and Trust Company of California, N.A.	85-11338

Please feel free to contact me if you have any questions. I can be reached at 617 985-7183.

Regards,

Kelly Powers
Vice President
Investor Reporting Services
State Street Bank and Trust Company

Att./

S:>TA-2 filing/TA-2 SEC letter.doc/kkp